LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP BlackRock Equity Dividend Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

Supplement Dated December 17, 2025

to the Summary and Statutory Prospectuses dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP BlackRock Equity Dividend Fund and LVIP BlackRock Dividend Value Managed Volatility Fund (the “Funds”). You may obtain copies of the Funds’ Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective December 31, 2025, all references to, and information regarding, Tony DeSpirito, in the Funds’ Summary and Statutory Prospectuses are deleted in their entirety.

Effective immediately, the Funds’ Summary and Statutory Prospectuses are revised as follows:

1.	The following replaces the information under Portfolio Managers-BlackRock Portfolio Managers on page 4 of the LVIP BlackRock Equity Dividend Fund’s Summary and Statutory Prospectuses:

BlackRock Portfolio Managers	Company Title	Experience with Fund

Tony DeSpirito	Managing Director	Since May 2025

David Zhao	Managing Director	Since May 2025

Cem Inal	Managing Director	Since November 2025

2.

The following replaces the information under Portfolio Managers-BlackRock Portfolio Managers on page 5 of the LVIP BlackRock Dividend Value Managed Volatility Fund’s Summary and Statutory Prospectuses:

BlackRock Portfolio Managers	Company Title	Experience with Fund

Tony DeSpirito	Managing Director	Since October 2014

Paul Whitehead	Managing Director	Since May 2022

Peter Sietsema	Director and Senior Portfolio Manager	Since January 2023

David Zhao	Managing Director	Since September 2017

Cem Inal	Managing Director	Since November 2025

3.

The first sentence under the information under Management and Organization — BlackRock Portfolio Managers of the LVIP BlackRock Equity Dividend Fund’s Statutory Prospectus is deleted and replaced with the following:

Tony DeSpirito, David Zhao, and Cem Inal are responsible for the day-to-day management of the Fund’s assets.

4.

The first sentence under the information under Management and Organization — BlackRock Portfolio Managers of the LVIP BlackRock Dividend Value Managed Volatility Fund’s Statutory Prospectus is deleted and replaced with the following:

Tony DeSpirito, Peter Sietsema, Paul Whitehead, David Zhao, and Cem Inal are responsible for the day-to-day management of the portion of the Fund’s assets allocated to BlackRock.

5.	The following supplements the information under Management and Organization — BlackRock Portfolio Managers of the Funds’ Statutory Prospectuses:

Cem Inal, is a Managing Director and Portfolio Manager for BlackRock. Mr. Inal is a member of the Fundamental Equities division of BlackRock’s Portfolio Management Group and Head of the U.S. Income & Value team. Mr. Inal was previously Chief Investment Officer of US Large Cap Value Equities at AllianceBernstein, where Mr. Inal held that role from 2020 to 2025. Prior to that, Mr. Inal was portfolio manager of AB US Large Cap Value Equities from 2016 until 2019. Mr. Inal has also served as PM of Global Real Estate Securities since 2023. Inal was previously a senior research analyst and leader of the technology sector. Mr. Inal also co-managed the International Small Cap Value service from its inception in 2014 until 2016. Before joining AB in 2003 as a research analyst, Inal was a vice president at fusionOne, a communications software provider. Prior to that, Mr. Inal was an engagement manager at McKinsey & Company and a research engineer at Mitsubishi Electric. Inal holds a BSE in electrical engineering from Princeton University and an MBA in financial engineering from Cornell University.

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP BlackRock Equity Dividend Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

Supplement Dated December 17, 2025

to the Statement of Additional Information (“SAI”) dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the LVIP BlackRock Equity Dividend Fund and LVIP BlackRock Dividend Value Managed Volatility Fund (the “Funds”). You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective December 31, 2025, all references to, and information regarding, Tony DeSpirito, in the SAI are deleted in their entirety.

Effective immediately, the SAI is revised as follows:

1.	The following supplements the information under Other Accounts Managed - BlackRock Investment Management, LLC in the SAI:

	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees

Cem Inal[1]

Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	0	$0	9	$0

1 Information is as of September 30, 2025.

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